Interim Condensed Consolidated Statements of Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Interest and dividend income (Note 3)
Loans	$ 6,394	$ 5,484	$ 18,677	$ 15,516
Securities	1,770	1,486	5,168	4,236
Assets purchased under reverse repurchase agreements and securities borrowed	2,353	1,501	6,692	3,894
Deposits and other	93	155	354	385
Interest income	10,610	8,626	30,891	24,031
Interest expense (Note 3)
Deposits and other	3,254	2,633	9,682	6,840
Other liabilities	2,218	1,312	6,165	3,494
Subordinated debentures	90	85	275	235
Interest expense	5,562	4,030	16,122	10,569
Net interest income	5,048	4,596	14,769	13,462
Non-interest income
Insurance premiums, investment and fee income	1,463	1,290	4,557	3,240
Trading revenue	140	234	748	788
Investment management and custodial fees	1,440	1,347	4,271	3,990
Mutual fund revenue	924	908	2,696	2,655
Securities brokerage commissions	324	334	982	1,023
Service charges	480	458	1,414	1,341
Underwriting and other advisory fees	488	541	1,387	1,539
Foreign exchange revenue, other than trading	252	273	744	831
Card service revenue	272	266	820	790
Credit fees	322	378	925	1,023
Net gains on investment securities	26	26	109	114
Share of profit in joint ventures and associates	21	(26)	50	13
Other	344	400	1,160	1,098
Non-interest income	6,496	6,429	19,863	18,445
Total revenue	11,544	11,025	34,632	31,907
Provision for credit losses (Notes 4 and 5)	425	346	1,365	954
Insurance policyholder benefits, claims and acquisition expense	1,046	925	3,431	2,182
Non-interest expense
Human resources (Note 7)	3,615	3,521	10,880	10,347
Equipment	449	416	1,325	1,174
Occupancy	409	393	1,211	1,158
Communications	281	260	794	733
Professional fees	328	359	923	961
Amortization of other intangibles	299	271	888	798
Other	611	638	1,799	1,780
Non-interest expense	5,992	5,858	17,820	16,951
Income before income taxes	4,081	3,896	12,016	11,820
Income taxes	818	787	2,351	2,639
Net income	3,263	3,109	9,665	9,181
Net income attributable to:
Shareholders	3,263	3,101	9,659	9,153
Non-controlling interests		8	6	28
Net income	$ 3,263	$ 3,109	$ 9,665	$ 9,181
Basic earnings per share (in dollars) (Note 10)	$ 2.23	$ 2.10	$ 6.59	$ 6.19
Diluted earnings per share (in dollars) (Note 10)	2.22	2.10	6.57	6.16
Dividends per common share (in dollars)	$ 1.02	$ 0.94	$ 3.02	$ 2.79